12 Months Ended
Apr. 30, 2015

Salient MF Trust (the "Trust")

Supplement Dated July 16, 2015

to the Prospectus dated April 30, 2015

of the Trust

The following information is added alphabetically to the "Fund Summary - Principal Investment Risks" section of the Prospectus for each Fund:

Underlying Funds Risk

Because the Fund may be an "Underlying Fund" for one or more related "fund of funds" and, therefore, a significant percentage of the Fund's outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund's portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.